Form N-1A Cover	Feb. 07, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	TIDAL TRUST II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 07, 2025
Prospectus Date	Sep. 23, 2024
Supplement to Prospectus [Text Block]

Supplement to the Prospectus and

Statement of Additional Information (“SAI”),

each dated September 23, 2024, and

the Summary Prospectus dated September 24, 2024

Effective February 17, 2025, the name of the STKD Bitcoin & Gold ETF (the “Fund”) will be changed to the STKd 100% Bitcoin & 100% Gold ETF.

Accordingly, effective February 17, 2025, all references to the Fund’s name in the Summary Prospectus, Prospectus and SAI are deleted and replaced with “STKd 100% Bitcoin & 100% Gold ETF.”

Please retain this Supplement for future reference.